Revenue from rendering of services (Tables)	12 Months Ended
Mar. 31, 2018
Revenue from rendering of services
Schedule of revenue from rendering of services

	March 31,
	2016	2017	2018
Air Ticketing	2,876,688	3,656,976	5,012,931
Hotels and Packages	5,225,136	5,326,414	6,628,236
Other Services	28,886	52,896	105,249

Total	8,130,710	9,036,286	11,746,416